Loss Per Share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share Disclosure [Line Items]
Options excluded from computation of earnings per-share	0	137	230